     As filed with the Securities and Exchange Commission on June 26, 2000.
                                                              File No. 333-60515

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                        POST-EFFECTIVE AMENDMENT NO. 3 TO
                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

A.     Exact name of trust: ICMG Registered Variable Life Separate Account A

B.     Name of depositor: Hartford Life Insurance Company

C.     Complete address of depositor's principal executive offices:

       P.O. Box 2999
       Hartford, CT 06104-2999

D.     Name and complete address of agent for service:

       Christopher M. Grinnell, Esq.
       Hartford Life Insurance Company
       P.O. Box 2999
       Hartford, CT 06104-2999

       It is proposed that this filing will become effective:

              immediately upon filing pursuant to paragraph (b) of Rule 485
       -------
          X   on June 26, 2000 pursuant to paragraph (b) of Rule 485
       -------
              60 days after filing pursuant to paragraph (a)(1) of Rule 485
       -------
              on                pursuant to paragraph (a)(1) of Rule 485
       -------   --------------
              this post-effective amendment designates a new effective date for
       -------a previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant will register an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.     Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

                         RECONCILIATION AND TIE BETWEEN
                           FORM N-8B-2 AND PROSPECTUS

        Item No. of Form N-8B-2                  Caption In Prospectus
        -----------------------                  ---------------------
                   1.                         Cover Page
                   2.                         Cover Page
                   3.                         Not Applicable
                   4.                         Statement of Additional Information -
                                              Distribution of the Policies
                   5.                         About Us - ICMG Registered Life
                                              Separate Account A
                   6.                         About Us - ICMG Registered Life
                                              Separate Account A
                   7.                         Not required by Form S-6
                   8.                         required by Form S-6
                   9.                         Legal Proceedings
                   10.                        About Us - ICMG Registered Variable Life
                                              Separate Account A; The Funds
                   11.                        About Us - ICMG Registered Variable Life
                                              Separate Account A; The Funds
                   12.                        About Us - The Funds
                   13.                        Fee Table; Charges and Deductions
                   14.                        Premiums
                   15.                        Premiums
                   16.                        Premiums
                   17.                        Making Withdrawals From Your Policy
                   18.                        About Us - The Funds; Charges and Deductions
                   19.                        Your Policy - Contract Rights
                   20.                        Not Applicable
                   21.                        Loans
                   22.                        Not Applicable
                   23.                        Not Applicable
                   24.                        Not Applicable
                   25.                        About Us - Hartford Life Insurance
                                              Company
                   26.                        Not Applicable
                   27.                        About Us - Hartford Life Insurance
                                              Company
                   28.                        Statement of Additional Information -
                                              General Information and History
                   29.                        About Us - Hartford Life Insurance
                                              Company
                   30.                        Not Applicable
                   31.                        Not Applicable
                   32.                        Not Applicable
                   33.                        Not Applicable
                   34.                        Not Applicable

        Item No. of Form N-8B-2                  Caption In Prospectus
        -----------------------                  ---------------------
                   35.                        Statement of Additional Information -
                                              Distribution of the Policies
                   36.                        Not required by Form S-6
                   37.                        Not Applicable
                   38.                        Statement of Additional Information -
                                              Distribution of the Policies
                   39.                        Statement of Additional Information -
                                              Distribution of the Policies
                   40.                        Not Applicable
                   41.                        Statement of Additional Information -
                                              Distribution of the Policies
                   42.                        Not Applicable
                   43.                        Not Applicable
                   44.                        Premiums
                   45.                        Not Applicable
                   46.                        Premiums; Making Withdrawals From Your
                                              Policy
                   47.                        About Us - The Funds
                   48.                        Cover Page; About Us - Hartford Life
                                              Insurance Company
                   49.                        Not Applicable
                   50.                        About Us - ICMG Registered Variable Life
                                              Separate Account A
                   51.                        Not Applicable
                   52.                        About Us - The Funds
                   53.                        Taxes
                   54.                        Not Applicable
                   55.                        Not Applicable
                   56.                        Not Required by Form S-6
                   57.                        Not Required by Form S-6
                   58.                        Not Required by Form S-6
                   59.                        Not Required by Form S-6

                                  PARTS A AND B

The Prospectus and Statement of Additional Information are incorporated in Parts A and B respectively, of this post-effective amendment No. 3 by reference to post-effective amendment No. 2 to the registration statement on Form S-6 (File No. 333-60515), as filed on April 13, 2000 and declared effective on May 1, 2000.

A Supplement to the Prospectus, dated June 26, 2000 is included in Part A of this post-effective amendment.

                                   OMNISOURCE
             GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                         HARTFORD LIFE INSURANCE COMPANY
                ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT A
        SUPPLEMENT DATED JUNE 26, 2000 TO THE PROSPECTUS DATED MAY 1, 2000


Alger American Growth Investment Division and Alger American Small Capitalization Investment Division will not be closing to new premiums and transfer of Investment Value on July 5, 2000. Please disregard any statements in the Prospectus to the contrary.



333-60515

                                     PART C

                                OTHER INFORMATION

Item 27. Exhibits

       (a) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of ICMG Registered Variable Life Separate Account A.(1)

       (b)    Not Applicable.

       (c)(1) Principal Underwriting Agreement.(2)

       (c)(2) Form of Selling Agreement.(3)

       (d) Form of Certificate for Group Flexible Premium Variable Life Insurance Policy.(1)

       (e) Form of Enrollment Form for Certificate Issued Under Group Flexible Premium Variable Life Insurance Policies.(2)

       (f)    Certificate of Incorporation of Hartford(4) and Bylaws of
              Hartford.(5)

       (g)    Contracts of Reinsurance.(6)

       (h)    Form of Participation Agreement.(6)

-------------------------
(1) Incorporated by reference to the Initial Filing to the Registration Statement on Form S-6, File No. 333-60515, of Hartford Life Insurance Company filed with the Securities and Exchange Commission on August 3, 1998.

(2) Incorporated by reference to the Initial Filing to the Registration Statement on Form S-6, File No. 33-63731, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on October 30, 1995.

(3) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-63731 of Hartford Life and Annuity filed with the Securities and Exchange Commission on May 21, 1996.

(4) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6, File No. 33-83656, of Hartford Life Insurance Company Filed with the Securities and Exchange Commission on April 14, 1997.

(5) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-83656, of Hartford Life Insurance Company filed with the Securities and Exchange Commission on May 1, 1996.

(6) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-60515, of Hartford Life Insurance Company filed with the Securities and Exchange Commission on April 15, 1999.

       (i)    Not Applicable.

       (j)    Not Applicable.

       (k) Opinion and consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

       (l)    Opinion and Consent of James M. Hedreen, FSA, MAAA .

       (m)    Not Applicable.

       (n)    Consent of Arthur Andersen LLP, Independent Public Accountants.

       (o)    No financial statement will be omitted.

       (p)    Not Applicable.

       (q)    Memorandum describing transfer and redemption procedures.(6)

       (r)    Power of Attorney.

       (s)    Organizational Chart.

Item 28. Officers and Directors.

NAME                                        POSITION WITH HARTFORD
David A. Carlson                           Vice President
Peter W. Cummins                           Senior Vice President
Bruce W. Ferris                            Vice President
Timothy M. Fitch                           Vice President and Actuary
Mary Jane B. Fortin                        Vice President & Chief Accounting Officer
David T. Foy                               Senior Vice President, Chief Financial Officer and
                                           Treasurer, Director*
Lynda Godkin                               Senior Vice President, General Counsel and
                                           Corporate Secretary, Director*
Lois W. Grady                              Senior Vice President
Stephen T. Joyce                           Senior Vice President
Michael D. Keeler                          Vice President
Robert A. Kerzner                          Senior Vice President
Thomas M. Marra                            President, Director*
Deanne Osgood                              Vice President
Craig R. Raymond                           Senior Vice President and Chief Actuary
Donald A. Salama                           Vice President
Lowndes A. Smith                           Chief Executive Officer, Director*
David M. Znamierowski                      Senior Vice President and Chief Investment Officer,
                                           Director*

Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

  *  Denotes  Board of Directors of Hartford.

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

         Filed herewith as Exhibit (s).

Item 30: Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent. Reference is hereby made to Section 33-771(e) of CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide, in general, that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

         Under the Depositor's bylaws, the Depositor must indemnify both directors and officers of the Depositor for (1) any claims and liabilities to which they become subject by reason of being or having been directors or officers of the Depositor and (2) legal and other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

         Section 33-777 of CGS specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Equity Sales Company ("HESCO") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

         (a) HESCO acts as principal underwriter for the following investment companies:
              Hartford Life Insurance Company - Separate Account VL I
              Hartford Life Insurance Company - Separate Account VL II Hartford Life Insurance Company - ICMG Secular Trust Separate Account
              Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A
              Hartford Life and Annuity Insurance Company - Separate Account
              VL I
              Hartford Life and Annuity Insurance Company - Separate Account
              VL II
              Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

         (b)  Directors and Officers of HESCO

                                                Positions and Offices
                    Name                          With  Underwriter
              ------------------                ---------------------
              David A. Carlson                   Vice President
              Peter W. Cummins                   Senior Vice President
              David T. Foy                       Treasurer
              Lynda Godkin                       Senior Vice President, General Counsel and
                                                   Corporate Secretary
              George R. Jay                      Controller
              Robert A. Kerzner                  Executive Vice President, Director
              Thomas M. Marra                    Executive Vice President, Director
              Donald R. Salama                   Vice President
              Lowndes A. Smith                   President and Chief Executive Officer,
                                                 Director

              Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33. Management Services

All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34.   Representation of Reasonableness of Fees

Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Simsbury, and State of Connecticut on this 26th day of June, 2000.


ICMG REGISTERED VARIABLE LIFE
SEPARATE ACCOUNT A
(Registrant)

*By: David T. Foy
    -------------------------------------------
    David T. Foy, Senior Vice President, &Treasurer   *By /s/ Marianne O'Doherty
                                                         -----------------------
                                                           Marianne O'Doherty
                                                           Attorney-In-Fact

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

*By: David T. Foy
    -------------------------------------------
    David T. Foy, Senior Vice President & Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer and Treasurer, Director*
Lynda Godkin, Senior Vice President, General          *By:/s/ Marianne O'Doherty
     Counsel and Corporate Secretary, Director*          -----------------------
Thomas M. Marra, President,                                Marianne O'Doherty
     Director*                                             Attorney-In-Fact
Lowndes A. Smith, Chief  Executive Officer,             Dated: June 26, 2000
     Director *
Raymond P. Welnicki, Senior Vice President,
     Director*
Lizabeth H. Zlatkus, Executive Vice President, Director*
David M. Znamierowski, Senior Vice President and
     Chief Investment Officer, Director*

                                  EXHIBIT INDEX


1.1 Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

1.2    Opinion and Consent of James M. Hedreen, FSA, MAAA.

1.3    Consent of Arthur Andersen LLP, Independent Public Accountants.

1.4    Power of Attorney.

1.5    Organization Chart.